Accounts payable to suppliers	12 Months Ended
Jan. 03, 2021
Disclosure Of Accounts Payable To Explanatory Suppliers [Abstract]
Accounts payable to suppliers
14.	Accounts payable to suppliers

Trade payables and accruals principally comprise amounts outstanding for trade purchases and ongoing costs.

The average payment period is 4 months, with no interest charged. The Group has financial risk management policies in place to ensure that all payables are paid within the pre-agreed credit terms.